Debt Securities Held-to-maturity - Weighted average yield and contractual maturities of debt securities HTM (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Amortized cost
Amortized cost - Within 1 year	$ 4,245
Amortized cost - After 1 to 5 years	17,625
Amortized cost - After 5 to 10 years	18,195
Amortized cost - After 10 years	57,597
Amortized Cost	97,662	$ 101,575
Gross unrecognized gains
Gross Unrealized Gains	9,386	3,946
Gross unrealized losses
Gross Unrealized Losses	1,938	2,868
Fair Value
Fair Value - within 1 year	4,234
Fair Value - After 1 to 5 years	17,307
Fair Value - After 5 to 10 years	16,588
Fair Value - After 10 years	66,981
Fair value	$ 105,110	$ 102,653
Weighted Average Yield
Weighted Average Yield	3.49%	3.60%
Obligations of Puerto Rico, States and political subdivisions
Amortized cost
Amortized cost - Within 1 year	$ 3,745	$ 3,510
Amortized cost - After 1 to 5 years	17,580	16,505
Amortized cost - After 5 to 10 years	18,195	23,885
Amortized cost - After 10 years	46,036	45,559
Amortized Cost	85,556	89,459
Gross unrecognized gains
Gross unrealized gains - Within 1 year	0	0
Gross unrealized gains - After 1 to 5 years	0	0
Gross unrealized gains - After 5 to 10 years	0	0
Gross unrealized gains - After 10 years	9,384	3,943
Gross Unrealized Gains	9,384	3,943
Gross unrealized losses
Gross unrealized losses - Within 1 year	11	36
Gross unrealized losses - After 1 to 5 years	320	1,081
Gross unrealized losses - After 5 to 10 years	1,607	1,704
Gross unrealized losses - After 10 years	0	47
Gross Unrealized Losses	1,938	2,868
Fair Value
Fair Value - within 1 year	3,734	3,474
Fair Value - After 1 to 5 years	17,260	15,424
Fair Value - After 5 to 10 years	16,588	22,181
Fair Value - After 10 years	55,420	49,455
Fair value	$ 93,002	$ 90,534
Weighted Average Yield
Weighted average yield - Within 1 Year	6.01%	5.99%
Weighted average yield - After 1 to 5 years	6.11%	6.07%
Weighted average yield - After 5 to 10 years	3.11%	3.61%
Weighted average yield - After 10 years	1.67%	1.79%
Weighted Average Yield	3.08%	3.23%
Collateralized Mortgage Obligations - Federal agencies
Amortized cost
Amortized cost - After 1 to 5 years	$ 45
Amortized cost - After 5 to 10 years		$ 55
Amortized Cost	45	55
Gross unrecognized gains
Gross unrealized gains - After 1 to 5 years	2
Gross unrealized gains - After 5 to 10 years		3
Gross Unrealized Gains	2	3
Gross unrealized losses
Gross unrealized losses - After 1 to 5 years	0
Gross unrealized losses - After 5 to 10 years		0
Gross Unrealized Losses	0	0
Fair Value
Fair Value - After 1 to 5 years	47
Fair Value - After 5 to 10 years		58
Fair value	$ 47	$ 58
Weighted Average Yield
Weighted average yield - After 1 to 5 years	6.44%
Weighted average yield - After 5 to 10 years		5.45%
Weighted Average Yield	6.44%	5.45%
Securities in wholly owned statutory business trusts
Amortized cost
Amortized cost - After 10 years	$ 11,561	$ 11,561
Amortized Cost	11,561	11,561
Gross unrecognized gains
Gross unrealized gains - After 10 years	0	0
Gross Unrealized Gains	0	0
Gross unrealized losses
Gross unrealized losses - After 10 years	0	0
Gross Unrealized Losses	0	0
Fair Value
Fair Value - After 10 years	11,561	11,561
Fair value	$ 11,561	$ 11,561
Weighted Average Yield
Weighted average yield - After 10 years	6.51%	6.51%
Weighted Average Yield	6.51%	6.51%
Other
Amortized cost
Amortized cost - Within 1 year	$ 500
Amortized cost - After 1 to 5 years		$ 500
Amortized Cost	500	500
Gross unrecognized gains
Gross unrealized gains - Within 1 year	0
Gross unrealized gains - After 1 to 5 years		0
Gross Unrealized Gains	0	0
Gross unrealized losses
Gross unrealized losses - Within 1 year	0
Gross unrealized losses - After 1 to 5 years		0
Gross Unrealized Losses	0	0
Fair Value
Fair Value - within 1 year	500
Fair Value - After 1 to 5 years		500
Fair value	$ 500	$ 500
Weighted Average Yield
Weighted average yield - Within 1 Year	2.97%
Weighted average yield - After 1 to 5 years		2.97%
Weighted Average Yield	2.97%	2.97%